OPERATING PROFIT - Information about the nature and cost of services (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee
Disclosure of operating profit [line items]
Wages and salaries	$ 1,392.0	$ 1,435.0	$ 1,330.0
Social security costs	190.0	193.0	176.0
Pension costs (including retirement healthcare	78.0	76.0	65.0
Share-based payments	26.0	32.0	35.0
Staff costs	$ 1,686.0	$ 1,736.0	$ 1,606.0
Average number of employees | employee	18,581	18,030	16,681
Audit services:
Group accounts	$ 5.0	$ 3.8	$ 2.6
Local statutory audit pursuant to legislation	2.0	2.7	3.4
Audit related services	0.4	0.3
Total auditor's remuneration	7.4	6.8	6.0
United Kingdom
Audit services:
Total auditor's remuneration	3.6	3.0	2.4
Outside the UK
Audit services:
Total auditor's remuneration	$ 3.8	$ 3.8	$ 3.6